Post-Employment and Other Long-Term Employees Benefits - Pension Plan Asset Allocation (Parenthetical) (Detail) - Investment Funds [Member]	Dec. 31, 2022	Dec. 31, 2021
Time Deposits and Money Market
Defined benefit plan, plan assets target allocation percentage	11.00%
Corporate Bonds
Defined benefit plan, plan assets target allocation percentage	79.00%	73.00%
Equity
Defined benefit plan, plan assets target allocation percentage		15.00%
Other Instruments
Defined benefit plan, plan assets target allocation percentage	10.00%	12.00%